UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 1999
                                               ----------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eos Partners, LP
           --------------------------------------------------------------
Address:   320 Park Avenue
           --------------------------------------------------------------
           New York, NY  10022
           --------------------------------------------------------------

Form 13F File Number:  28-7724
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Brian D. Young as General Partner of Eos Partners, LP
         --------------------------------------------------------------
Title:   General Partner
         --------------------------------------------------------------
Phone:   212-832-5800
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Brian D. Young                  New York, NY                    05/07/99
---------------------               ------------                    --------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      0
                                            ---------------------------
Form 13F Information Table Entry Total:                46
                                            ---------------------------
Form 13F Information Table Value Total:     $        83,456
                                            ---------------------------
                                                   (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE


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                                    FORM 13F
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Page 1 of 1                                                   Name of Reporting Manager: Eos Partners, L.P.
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        Item 1:                Item 2:        Item 3:          Item 4:       Item 5:                    Item 6:
    Name of Issuer         Title of Class     CUSIP         Fair Market    Shares of             Investment Discretion
                                              Number           Value       Principal      -----------------------------------
                                                                            Amount                   (b) Shared-
                                                                                          (a) Sole    As Defined   (c) Shared
                                                                                                      in Instr. V     Other
---------------------------------------------------------------------------------------------------------------------------------
Anthracite Capital Inc.         Common       037023108         750,000      100,000         100,000
Apache Corp.                    Common       037411105         521,250       20,000          20,000
Atlantic Richfield Co.          Common       048825103         731,250       10,000          10,000
BJ's Wholesale Club             Common       05548J106       3,157,500      120,000         120,000
Bank New York, Inc.             Common       064057102         898,437       25,000          25,000
Berkshire Hathaway Inc.         Common       084670207       2,703,650        1,150           1,150
Buckle Inc                      Common       118440106       1,703,250       75,700          75,700
Canadian Conquest Expl Inc.     Common       13548k107       1,189,530    2,427,612       2,427,612
Canadian Imperial Bank          Common       136069101       2,550,000      100,000         100,000
Cardinal Health Inc.            Common       14149Y108       3,465,000       52,500          52,500
Cambridge Technology Ptr        Common       132524109         901,875       65,000          65,000
Chancellor Media Corp.          Common       158915108       3,770,000       80,000          80,000
Cisco Systems, Inc.             Common       17275R102       2,191,250       20,000          20,000
Day Runner Inc                  Common       239545106         684,759       56,475          56,475
Disney Walt Co.                 Common       254687106       2,490,000       80,000          80,000
Fleming Russia Securities       Prfd         339990491         650,000      100,000         100,000
Food Lion Inc.                  Common       344775200         368,125       40,000          40,000
Foremost Corp of America        Common       345469100       1,610,000       80,000          80,000
Glenborough Realty Trust        REIT         37803P105         595,000       35,000          35,000
Healthsouth Corp                Common       421924101       1,815,625      175,000         175,000
Intermost Corp.                 Common       45881R109          87,500       10,000          10,000
International Comfort Products  Common       458978103       4,120,200      523,200         523,200
Kasper ASL LTD                  Common       485808109       1,163,275      300,200         300,200
Loews Cineplex Entertainment    Common       540423100       1,391,250      140,000         140,000
MMC Networks Inc                Common       55308N102       2,448,000      153,000         153,000
Mediaone Group Inc              Common       58440J104       1,585,937       25,000          25,000
Metromedia Fiber Network        Common       591689104       2,072,500       40,000          40,000
Mirage Resorts Inc.             Common       60462E104         531,250       25,000          25,000
Nebco Evans Holding Co.         Prfd         639515402         813,890       21,140          21,140
Network Appliances Inc.         Common       64120L104       2,531,250       50,000          50,000
Northeast Optic Network Inc     Common       664334109       3,495,937      247,500         247,500
PMC - Sierra Inc.               Common       69344F106       2,135,625       30,000          30,000
Plains Resources Inc            Common       726540503       4,117,500      274,500         274,500
Playtex Products, Inc           Common       72813P100       2,439,662      161,300         161,300
Qualcom Inc                     Common       747525103       2,487,500       20,000          20,000
Quest Diagnostics Inc.          Common       74834L100       4,294,250      193,000         193,000
Henry Schein Inc                Common       806407102         505,000       20,000          20,000
Schlumberger Ltd                Common       806857108         902,812       15,000          15,000
Specialty Equipment             Common       847497203       1,934,026       70,010          70,010
Telecentro Oeste Celular        ADR          87923P105         497,812      135,000         135,000
Telesp Celular Participacoes    ADR          87952L108         418,750       20,000          20,000
Unilab Corporation              Common       904763109       6,056,250    1,900,000       1,900,000
Warnaco Group                   Common       934390105         740,625       30,000          30,000
Wet Seal Inc                    Common       961840105       2,028,125       55,000          55,000
Wyman Gordon Co                 Common       983085101         647,500       70,000          70,000
Yahoo! Inc.                     Common       984332106       1,262,812        7,500           7,500

                                                           -------------
                                                             83,455,739

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*NOTE: TABLE CONTINUED ON FOLLOWING PAGE
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*NOTE: TABLE CONTINUED FROM PREVIOUS PAGE


                                    FORM 13F

                                                ---------------------------------
                                                           (SEC USE ONLY)
Page 1 of 1

-----------------------------------------------------------------------------------
        Item 1:                                               Item 8:
    Name of Issuer               Item 7:             Voting Authority (Shares)
                                Managers        -----------------------------------
                              See Instr. V
                                                (a) Sole    (b) Shared    (c) None

-----------------------------------------------------------------------------------
Anthracite Capital Inc.                           100,000
Apache Corp.                                       20,000
Atlantic Richfield Co.                             10,000
BJ's Wholesale Club                               120,000
Bank New York, Inc.                                25,000
Berkshire Hathaway Inc.                             1,150
Buckle Inc                                         75,700
Canadian Conquest Expl Inc.                     2,427,612
Canadian Imperial Bank                            100,000
Cardinal Health Inc.                               52,500
Cambridge Technology Ptr                           65,000
Chancellor Media Corp.                             80,000
Cisco Systems, Inc.                                20,000
Day Runner Inc                                     56,475
Disney Walt Co.                                    80,000
Fleming Russia Securities                         100,000
Food Lion Inc.                                     40,000
Foremost Corp of America                           80,000
Glenborough Realty Trust                           35,000
Healthsouth Corp                                  175,000
Intermost Corp.                                    10,000
International Comfort Products                    523,200
Kasper ASL LTD                                    300,200
Loews Cineplex Entertainment                      140,000
MMC Networks Inc                                  153,000
Mediaone Group Inc                                 25,000
Metromedia Fiber Network                           40,000
Mirage Resorts Inc.                                25,000
Nebco Evans Holding Co.                            21,140
Network Appliances Inc.                            50,000
Northeast Optic Network Inc                       247,500
PMC - Sierra Inc.                                  30,000
Plains Resources Inc                              274,500
Playtex Products, Inc                             161,300
Qualcom Inc                                        20,000
Quest Diagnostics Inc.                            193,000
Henry Schein Inc                                   20,000
Schlumberger Ltd                                   15,000
Specialty Equipment                                70,010
Telecentro Oeste Celular                          135,000
Telesp Celular Participacoes                       20,000
Unilab Corporation                              1,900,000
Warnaco Group                                      30,000
Wet Seal Inc                                       55,000
Wyman Gordon Co                                    70,000
Yahoo! Inc.                                         7,500
